Convertible Debt (Details Narrative) (USD $)	0 Months Ended		12 Months Ended
	May 28, 2014	Feb. 15, 2013	Dec. 31, 2013
Convertible notes payable		$ 1,000,000
Debt instruments annual interest			10.00%
Payment to purchase of equipment and other approved capital expenditure	11,863,885
Number of stock shares issued	1,333,333
Equity issuance per share amount	$ 6.00		$ 0.01
Convertible notes payable increment amount		10,000
Issuance of convertible notes		100
Debt instruments annual interest for contingent			15.00%
Beneficial conversion upon the next equity financing of at least			10,000,000
Debt instrument, convertible, converted amount			63,000
Number of shares issued in debt instrument conversion			319,236
Securities Purchase Option Agreement [Member]
Number of stock shares issued	1,333,333
Equity issuance per share amount	$ 6.00
Maximum [Member]
Debt instrument principal amount	22,000,000
Secured Promissory Note [Member]
Convertible notes payable	$ 22,000,000
Debt instruments conversion price per share	$ 6.00
Debt instruments annual interest	14.00%